Apr. 10, 2025
WisdomTree New Economy Real Estate Fund
WisdomTree New Economy Real Estate Fund
Investment Objective
The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree New Economy Real Estate Fund WisdomTree New Economy Real Estate Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree New Economy Real Estate Fund WisdomTree New Economy Real Estate Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents. The Fund expects to invest primarily in common stock, but may also invest in interests of real estate investment trusts (“REITs”) and securities of foreign issuers.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to seek to track the performance of global companies from developed markets that are involved in “new economy” real estate activities, as defined below. “New economy” generally refers to the segment of the economy that is most focused on technological innovation. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree New Economy Real Estate Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: United States, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Japan (Tokyo Stock Exchange only), Australia, Israel, Hong Kong, Singapore or Canada. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also meet the following criteria as of the Index screening date: (i) derive at least 50% of their revenues or profits from, or invest at least 50% of their assets in, products or services related to “new economy” real estate activities; (ii) have a market capitalization of at least $500 million; and (iii) have a median daily dollar volume greater than $1 million for each of the preceding three months.

“New economy” real estate activities refer to companies that are classified in the investment themes of “digital and industrial economy infrastructure” or “next-generation digital infrastructure” as further described herein. The “digital and industrial economy infrastructure” includes but is not limited to, telecommunication tower companies (including cable and fiber optic assets), data centers, healthcare and life sciences, modern logistics and ecommerce, as well as other industrial and specialized infrastructures; and the “next-generation digital infrastructure” includes but is not limited to, blockchain-enabled and digital infrastructures hosting cryptocurrency mining, or providing high performance computing facilities.

The Index’s target weight allocations for “digital and industrial economy infrastructure” companies and “next-generation digital infrastructure” companies are 90% and 10%, respectively. Within each category, companies are generally weighted by their market capitalization. The number of Index constituents, the weight of any single security, and the weight allocation to “digital and industrial economy infrastructure” constituents and “next-generation digital infrastructure” constituents may vary intra-rebalance.

The Index is reconstituted and rebalanced semi-annually. To the extent the Index’s constituents are concentrated in a particular industry or group of industries, the Fund will seek to concentrate (i.e., invest more than 25% of its assets) its investments in such industry or group of industries to approximately the same extent as the Index.

The Index concentrates in companies in the real estate sector.

As of March 31, 2025, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to the United States.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Concentration Risk. To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, or sector. As of the date of this Prospectus, the Index constituents, and thus the Fund’s investments, are concentrated in securities issued by companies in one or more industries in the Real Estate sector. As such, the Fund is subject to the risks affecting the industries in the Real Estate sector described below. The industries in which the Index constituents, and thus the Fund’s assets, may be concentrated may vary over time.

Companies comprising the Real Estate sector industries include companies operating in real estate development and management and operations, as well as companies offering real estate-related services and equity REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate sector. The performance of companies operating in the Real Estate sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

■	Emerging Technologies Risk. The Fund will invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries. Legislative or regulatory changes, adverse market conditions and/or increased competition may negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States, as well as other countries and regions in which the Fund invests, has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is currently not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more constituent securities).

■	REIT Risk. REITs, in which the Fund will invest, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income those properties earn. Investments in REITs are subject to the risks pertaining to real estate investments more generally and to risks specific to REITs, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. REITs are subject to interest rate and prepayment risks and may use leverage (and some REITs may be highly leveraged), which increases risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund will incur its pro rata share of the underlying expenses. REITs also are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the federal securities laws.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the CenterSquare New Economy Real Estate Index, the index the price and yield performance of which the Fund sought to track from April 20, 2022 to and including April 9, 2025, and the MSCI World Index, a broad-based securities market index intended to represent the overall global equity market. Effective April 10, 2025, the Fund’s investment objective and principal investment strategies changed to reflect that the Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index. In the future, the table below will show the Fund’s performance in comparison to that of the WisdomTree New Economy Real Estate Index. Performance is also shown below for the Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index and MSCI AC World ex-USA Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s performance prior to April 10, 2025 reflects that from April 20, 2022 to April 9, 2025 the Fund sought to track the price and yield performance of the CenterSquare New Economy Real Estate Index, and prior to April 20, 2022, the Fund sought to track the price and yield performance of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund’s year-to-date total return as of March 31, 2025 was 0.29%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.82%	4Q/2023
Lowest Return	(29.32)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2024

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree New Economy Real Estate Fund		1 Year	5 Years	10 Years
WisdomTree New Economy Real Estate Fund	[1]	(3.44%)	(8.39%)	(0.51%)
WisdomTree New Economy Real Estate Fund | After Taxes on Distributions	[1]	(4.37%)	(9.28%)	(2.01%)
WisdomTree New Economy Real Estate Fund | After Taxes on Distributions and Sales	[1]	(1.94%)	(6.23%)	(0.67%)
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index (Reflects no deduction for fees, expenses or taxes)	[1],[2]	(3.51%)	(8.36%)	(0.37%)
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index (Reflects no deduction for fees, expenses or taxes)	[1],[3]	(0.61%)	(5.99%)	(0.89%)
MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)	[1]	5.53%	4.10%	4.80%
MSCI World Index (Reflects no deduction for fees, expenses or taxes)	[1]	18.67%	11.17%	9.95%
[1]	Prior to April 20, 2022, the Fund’s performance reflects its prior investment objective and principal investment strategies when it sought to track the price and yield performance of the WisdomTree Global ex-U.S. Real Estate Index. For the period subsequent to April 20, 2022 through December 31, 2024, the Fund’s performance reflects its prior investment objective and principal investment strategies when it sought to track the price and yield performance of the CenterSquare New Economy Real Estate Index. As noted above, on April 10, 2025, the Fund’s investment objective and principal investment strategies changed to reflect that it seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index.
[2]	The WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index represents the performance of the WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022 and the CenterSquare New Economy Real Estate Index thereafter.
[3]	The Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index represents the performance of the Dow Jones Global ex-U.S. Select Real Estate Securities Index through April 20, 2022 and the MSCI World Real Estate Investment Trust USD Index thereafter.

WisdomTree New Economy Real Estate Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree New Economy Real Estate Fund | Concentration Risk [Member]
■	Concentration Risk. To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, or sector. As of the date of this Prospectus, the Index constituents, and thus the Fund’s investments, are concentrated in securities issued by companies in one or more industries in the Real Estate sector. As such, the Fund is subject to the risks affecting the industries in the Real Estate sector described below. The industries in which the Index constituents, and thus the Fund’s assets, may be concentrated may vary over time.

Companies comprising the Real Estate sector industries include companies operating in real estate development and management and operations, as well as companies offering real estate-related services and equity REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate sector. The performance of companies operating in the Real Estate sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

WisdomTree New Economy Real Estate Fund | Emerging Technologies Risk [Member]
■	Emerging Technologies Risk. The Fund will invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries. Legislative or regulatory changes, adverse market conditions and/or increased competition may negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

WisdomTree New Economy Real Estate Fund | Investment Risk [Member]
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree New Economy Real Estate Fund | Market Risk [Member]
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree New Economy Real Estate Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree New Economy Real Estate Fund | Currency Exchange Rate Risk [Member]
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree New Economy Real Estate Fund | Cybersecurity Risk [Member]
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree New Economy Real Estate Fund | Foreign Securities Risk [Member]
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree New Economy Real Estate Fund | Geographic Investment Risk [Member]
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree New Economy Real Estate Fund | Geopolitical Risk [Member]
■	Geopolitical Risk. The United States, as well as other countries and regions in which the Fund invests, has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree New Economy Real Estate Fund | Index and Data Risk [Member]
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Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is currently not used as a benchmark by other funds or managers.

WisdomTree New Economy Real Estate Fund | Investment Style Risk [Member]
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

WisdomTree New Economy Real Estate Fund | Issuer-Specific Risk [Member]
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree New Economy Real Estate Fund | Large-Capitalization Investing Risk [Member]
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree New Economy Real Estate Fund | Mid-Capitalization Investing Risk [Member]
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Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree New Economy Real Estate Fund | Non Correlation Risk [Member]
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree New Economy Real Estate Fund | Risk Nondiversified Status [Member]
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more constituent securities).

WisdomTree New Economy Real Estate Fund | REIT Risk [Member]
■	REIT Risk. REITs, in which the Fund will invest, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income those properties earn. Investments in REITs are subject to the risks pertaining to real estate investments more generally and to risks specific to REITs, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. REITs are subject to interest rate and prepayment risks and may use leverage (and some REITs may be highly leveraged), which increases risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund will incur its pro rata share of the underlying expenses. REITs also are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the federal securities laws.